Investments and Fair Value Measurements (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of estimated fair value of the warrant liability
Stock price	$ 1.25	$ 0.65
Strike price	$ 2.50	$ 2.50
Remaining contractual term (years)	3 years 1 month 6 days	4 years 1 month 6 days
Volatility	171.90%	215.50%
Adjusted volatility	121.10%	125.50%
Risk-free rate	0.40%	0.60%
Dividend yield	0.00%	0.00%